Non-Current Prepayments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Other Assets Noncurrent [Line Items]
Upfront payments for exclusive channel			$ 4,815	30,000
Estimated useful life of exclusive channel					5 years	6 years
Amortization of upfront payments for exclusive channel	925	5,600		1,400
Unamortized upfront payments for exclusive channel	$ 3,799	23,000		28,600